Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Foreign currency reclassification adjustment realized upon liquidation of investment	$ 228